Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
October 1, 2024
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily AMD Bull 2X Shares, Direxion Daily AMD Bear 1X Shares, Direxion Daily AVGO Bull 2X Shares, Direxion Daily AVGO Bear 1X Shares, Direxion Daily BA Bull 2X Shares, Direxion Daily BA Bear 1X Shares, Direxion Daily BRK/B Bull 2X Shares, Direxion Daily BRK/B Bear 1X Shares, Direxion Daily LLY Bull 2X Shares, Direxion Daily LLY Bear 1X Shares, Direxion Daily MU Bull 2X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily PLTR Bull 2X Shares, Direxion Daily PLTR Bear 1X Shares, Direxion Daily TSM Bull 2X Shares and Direxion Daily TSM Bear 1X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated September 25, 2024, filed electronically as Post-Effective Amendment No. 423 to the Trust’s Registration Statement on Form N-1A on September 25, 2024.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
President
Rafferty Asset Management, LLC